Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	₩ 17,520,013	₩ 17,091,816	₩ 17,136,734
Domestic [member]
Disclosure of operating segments [line items]
Revenue	17,374,000	16,940,000	17,083,000
Non-current assets	15,554,000	15,949,000	14,474,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 257,000	₩ 286,000	₩ 287,000